Cover	6 Months Ended
Jan. 31, 2024
Document Information [Line Items]
Entity Registrant Name	ARK Venture Fund
Document Type	N-CSRS
Amendment Flag	false
Entity Central Index Key	0001905088
Document Period End Date	Jan. 31, 2024